Segment disclosure - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Segment customer	Dec. 31, 2020 EUR (€) customer	Dec. 31, 2019 EUR (€)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Net sales	€ 18,611.0	€ 13,978.5	€ 11,820.0
Accounts receivables and finance receivables of three largest customers based on net sales	€ 3,855.2	€ 2,757.0	€ 2,191.8
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	83.70%	80.10%	77.20%
Increase in net system sales	€ 4,632.5
Increase in net system sales in percentage	33.10%
Revenue Benchmark | Customer Concentration Risk
Segment Reporting Information [Line Items]
Number of largest customers | customer	2	3
Net sales	€ 12,505.4	€ 9,946.5	€ 8,018.1
Revenue Benchmark | Customer Concentration Risk | Two Customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	67.20%
Revenue Benchmark | Customer Concentration Risk | Three Customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage		71.20%	67.80%